STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Oct. 31, 2023
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity during the nine months ended July 31, 2024 is presented below:

			Weighted
		Weighted	Average
	Number of	Average Exercise	Remaining Life
	Warrants	Price	in Years	Intrinsic Value
Outstanding November 1, 2023	88,336	$22.40	7.3	$-
Issued	103,657	9.20	4.8	-
Outstanding, July 31, 2024	191,993	$15.20	4.0	$98,800

Exercisable, July 31, 2024	191,993	$15.20	4.0	$98,800

A summary of the warrant activity during the years ended October 31, 2023 and 2022 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, November 1, 2021	-	$-	-	$-
Issued	-	-	-	-
Outstanding, November 1, 2022	-	-	-	-
Issued	238,803	$20.80	3.1	-
Exercised	(145,065)	$20.60	-	-
Cancelled	-	-	-	-
Expired	(5,402)	-	-	-
Outstanding, October 31, 2023	88,336	$22.40	3.9	$211,200

Exercisable, October 31, 2023	88,336	$22.40	3.9	$211,200

SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS

A summary of outstanding and exercisable warrants as of July 31, 2024 is presented below:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$0.20	20,000	3.7	20,000
$30.00	20,000	0.4	20,000
$66.00	5,000	3.7	5,000
$24.00	43,336	4.2	43,336
$1.32	4,167	4.2	4,167
$10.00	22,279	4.4	22,279
$11.00	2,750	4.4	2,750
$8.00	74,461	4.9	74,461
	191,993	4.0	191,993

A summary of outstanding and exercisable warrants as of October 31, 2023 is presented below:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$0.20	20,000	4.5	20,000
$30.00	20,000	1.1	20,000
$66.00	5,000	4.5	5,000
$24.00	43,336	4.9	43,336
	88,336	3.9	88,336

SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the option activity during the nine months ended July 31, 2024 is presented below:

		Weighted	Weighted Average
	Number of	Average	Remaining Life
	Options	Exercise Price	in Years	Intrinsic Value

Outstanding, November 1, 2021	6,000	$10.40	4.0	$-
Issued	-	-	-	-
Outstanding July 31, 2024	6,000	$10.40	4.0	$-

Exercisable, July 31, 2024	5,250	$10.40	4.0	$-

A summary of the option activity during the years ended October 31, 2023 and 2022 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, November 1, 2021	-	$-	-	$-
Issued	-	-	-	-
Outstanding, November 1, 2022	-	-	-	-
Issued	6,000	$10.40	4.8	1,800
Exercised	-	-	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, October 31, 2023	6,000	$10.40	4.8	$1,800

Exercisable, October 31, 2023	4,500	$10.40	4.8	$1,350

SCHEDULE OF OUTSTANDING AND EXERCISABLE OPTIONS

A summary of outstanding and exercisable options as of July 31, 2024 is presented below:

Options Outstanding		Options Exercisable
		Weighted Average
Exercise Price	Number of Shares	Remaining Life in Years	Number of Shares
$10.40	6,000	4.0	6,000
	6,000		6,000

A summary of outstanding and exercisable options as of October 31, 2023 and 2022 is presented below:

Options Outstanding		Options Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$10.40	6,000	4.8	4,500
	6,000	4.8	4,500

SCHEDULE OF ASSUMPTIONS USED IN BLACK-SCHOLES VALUATION METHOD FOR OPTIONS

The assumptions used in the Black-Scholes valuation method for these options issued in 2023 were as follows:

Risk free interest rate	4.36%
Expected term (years)	5.0
Expected volatility	137.1%
Expected dividends rate	0%

The assumptions used in the Black-Scholes valuation method for these options issued in 2023 were as follows:

Risk free interest rate	4.36%
Expected term (years)	5.0
Expected volatility	137.1%
Expected dividends	0%